Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from one to 108 months and are renewable upon negotiation. Rental expenses were $8,601,039, $10,078,033 and $9,984,844, for the years ended December 31, 2014, 2015 and 2016, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2016 were as follows:

Year Ended December 31	Amount
$
2017	8,839,443
2018	5,204,094
2019	2,384,704
2020	1,166,878
2021	565,736
Then thereafter	738,335

Total	18,899,190

(b) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.